BORROWINGS AND NOTES PAYABLE (Narrative) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions			1 Months Ended		12 Months Ended
		Jan. 02, 2019	Apr. 30, 2019	Mar. 31, 2018	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Feb. 29, 2020	Nov. 30, 2019	Jul. 31, 2019
Disclosure of detailed information about borrowings [line items]
Additional interest rate					1.20%
Repayment of borrowings					₪ 109	[1]	₪ 324	₪ 443
Finance expense					75	[1]	55	184
Borrowings					2,433		1,366	1,944
Additional finance expense				₪ 9				₪ 18
Proceeds from option warrants	[1]				37
PHI [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					₪ 100
Percentage of share facility					50.00%
Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										₪ 86	₪ 38
Proceeds from option warrants			₪ 37		₪ 163
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					₪ 127		150
Series F Notes and borrowings P and Q [Member]
Disclosure of detailed information about borrowings [line items]
Financial obligation ratio					The ratio of Net Debt to Adjusted EBITDA was 1.1. Additional stipulations mainly include: Shareholders' equity shall not decrease below NIS 400 million and no dividends will be declared if shareholders' equity will be below NIS 650 million regarding Series F notes and borrowing P. Shareholders' equity shall not decrease below NIS 600 million and no dividends will be declared if shareholders' equity will be below NIS 750 million regarding Series G notes. The Company shall not create floating liens subject to certain terms. The Company has the right for early redemption under certain conditions. With respect to notes payable series F and series G: the Company shall pay additional annual interest of 0.5% in the case of a two-notch downgrade in the Notes rating and an additional annual interest of 0.25% for each further single-notch downgrade, up to a maximum additional interest of 1%; the Company shall pay additional annual interest of 0.25% during a period in which there is a breach of the financial covenant; debt rating will not decrease below BBB- for a certain period. In any case, the total maximum additional interest for Series F and G, shall not exceed 1.25% or 1%, respectively.
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					₪ 100
Additional Series F debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					₪ 227
Notes payable series D [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate					1.398%
July 1, 2019 and May 31, 2020 [Member] | Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			₪ 100
Exercise price			₪ 88
July 1, 2019 and May 31, 2021 [Member] | Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			₪ 100
Exercise price			₪ 88
Borrowing F [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings							₪ 150
Borrowing G [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		4.00%
Borrowings		₪ 225
Borrowings term		five years
First payment date		June 2022
Borrowing G [Member] | 2022 through 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₪ 23
Borrowing G [Member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		45
Borrowing G [Member] | June 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		₪ 90
Notes payable series O and L [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings				300
Notes payable series K [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings				₪ 75
Series G Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings									₪ 15

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.